UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

Tax Free Money Fund Investment
	Principal Amount ($)	Value ($)
Municipal Investments 99.5%
Alabama 1.4%
Alabama, Mobile Industrial Development Board, Dock & Wharf Revenue, Holnam, Inc. Project, Series A, 144A, 0.16% *, 6/1/2032, LOC: Bayerische Landesbank	2,310,000	2,310,000
Alaska 2.9%
Anchorage, AK, General Obligation, Series C, 2.0%, 8/1/2013	615,000	618,592
Anchorage, AK, TECP, 0.23%, 4/4/2013, LOC: Wells Fargo Bank NA	4,000,000	4,000,000

		4,618,592
California 15.7%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series 2003-A-1, Prerefunded 6/1/2013 @ 100, 6.25%, 6/1/2033	4,500,000	4,546,155
Series 2003-A-1, Prerefunded 6/1/2013 @ 100, 6.75%, 6/1/2039	4,465,000	4,514,630
California, State General Obligation, TECP, 0.14%, 5/1/2013, LOC: California State Teachers’ Retirement System, Wells Fargo Bank NA	5,000,000	5,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series R-13104CE, 144A, 0.62% *, 9/6/2035, GTY: Citibank NA, LIQ: Citibank NA	4,100,000	4,100,000
California, Wells Fargo Stage Trust:
Series 94C, 144A, AMT, 0.18% *, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	1,700,000	1,700,000
Series 31C, 144A, AMT, 0.25% *, Mandatory Put 8/15/2013 @ 100, 1/1/2022, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	2,000,000	2,000,000
Los Angeles, CA, Municipal Improvement Corp., TECP, 0.14%, 5/8/2013, LOC: JPMorgan Chase Bank NA	3,500,000	3,500,000

		25,360,785
Colorado 2.9%
Colorado Springs, CO, Utilities Revenue, Series A, 0.14% *, 11/1/2038, SPA: Bank of America NA	4,700,000	4,700,000
Florida 5.8%
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.12% *, 7/15/2024, LIQ: Fannie Mae	2,000,000	2,000,000
Hillsborough County, FL, TECP, 0.17%, 6/27/2013, LOC: State Street Bank & Trust	2,000,000	2,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Hunt Club Apartments, 0.14% *, 8/15/2041, LOC: SunTrust Bank	5,380,000	5,380,000

		9,380,000
Georgia 0.1%
Georgia, State General Obligation, Series B, 5.0%, 7/1/2013	195,000	197,327
Illinois 11.5%
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement, Series C, 3.0%, 12/1/2013	1,575,000	1,604,627
Chicago, IL, O'Hare International Airport Revenue, TECP, 0.18%, 5/7/2013	3,002,000	3,002,000
Illinois, State Educational Facilities Authority, State Xavier University Project, Series A, 144A, 0.15% *, 10/1/2032, LOC: LaSalle Bank NA	3,200,000	3,200,000
Illinois, State Finance Authority Industrial Development Revenue, Fitzpatrick Brothers, Inc., 0.15% *, 4/1/2033, LOC: Northern Trust Co.	3,815,000	3,815,000
Illinois, State Toll Highway Authority Revenue, Senior Priority, Series A-2C, 0.12% *, 7/1/2030, LOC: Northern Trust Co.	2,000,000	2,000,000
Illinois, Upper River Valley Development Authority, Industrial Development Revenue, Cathy Asta Enterprises LLC, Series A, 0.29% *, 8/1/2033, LOC: LaSalle Bank NA	5,000,000	5,000,000

		18,621,627
Indiana 1.2%
Indiana, State Finance Authority, Industrial Revenue, Midwest Fertilizer Corp. Project, 0.2%, Mandatory Put 7/1/2013 @ 100, 7/1/2046	2,000,000	2,000,245
Kentucky 1.4%
Jeffersontown, KY, Lease Program Revenue, State League of Cities Funding Trust, 0.13% *, 3/1/2030, LOC: U.S. Bank NA	2,285,000	2,285,000
Massachusetts 3.3%
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A4, 0.12% *, 1/1/2039, SPA: Barclays Bank PLC	5,345,000	5,345,000
Michigan 4.4%
Michigan, State Environmental Program, Series A, Prerefunded 5/1/2013 @ 100, 5.25%, 5/1/2021	1,900,000	1,907,811
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment, Series A, 2.0%, 7/1/2013	2,600,000	2,611,778
Michigan, State Higher Education Facilities Authority, Limited Obligation, Hope College, Series B, 0.13% *, 4/1/2032, LOC: PNC Bank NA	2,600,000	2,600,000

		7,119,589
Minnesota 1.1%
Cohasset, MN, State Power & Light Co. Project, Series B, 0.2% *, 6/1/2013, LOC: JPMorgan Chase Bank NA	1,375,000	1,375,000
Coon Rapids, MN, Industrial Development Revenue, Kurt Manufacturing Project, AMT, 0.34%*, 11/1/2017, LOC: U.S. Bank NA	320,000	320,000

		1,695,000
Missouri 3.5%
Missouri, Independence Industrial Development Authority Revenue, Series A, 0.26% *, 11/1/2027, LOC: Bank of America NA	3,700,000	3,700,000
Missouri, University of Curators, TECP, 0.14%, 5/7/2013	2,000,000	2,000,000

		5,700,000
Nebraska 2.1%
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series 91TP, 144A, 0.12% *, 12/1/2021, LIQ: Branch Banking & Trust, LOC: Branch Banking & Trust	3,385,000	3,385,000
New Hampshire 4.9%
New Hampshire, State Health & Education Facilities Authority Revenue, Bishop Guertin High School, 0.12% *, 9/1/2032, LOC: TD Bank NA	1,990,000	1,990,000
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.13% *, 12/1/2034, LOC: Citizens Bank of NH	4,500,000	4,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.17% *, 10/1/2013, LOC: TD Bank NA	1,395,000	1,395,000

		7,885,000
New York 9.1%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.14% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,500,000	2,500,000
New York, Barclays Capital Municipal Trust Receipts, Series 6W-D, 144A, 0.13% *, 3/15/2037, LIQ: Barclays Bank PLC	4,650,000	4,650,000
New York, State Power Authority, 0.17% *, Mandatory Put 9/3/2013 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	1,500,000	1,500,000
New York, Wells Fargo Stage Trust, Series II-2013P3-E, 144A, 0.13% *, 6/15/2047, LIQ: Wells Fargo Bank NA	3,500,000	3,500,000
Port Authority of New York & New Jersey, 4.0%, 12/1/2013	2,500,000	2,563,110

		14,713,110
North Carolina 5.6%
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, 0.14% *, 12/1/2028, LOC: Branch Banking & Trust	3,830,000	3,830,000
North Carolina, State Capital Facilities Finance Agency, Educational Facilities Revenue, Summit School, Inc. Project, 0.14% *, 6/1/2033, LOC: Branch Banking & Trust	2,500,000	2,500,000
North Carolina, State Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.14% *, 4/1/2036, LOC: Branch Banking & Trust	2,730,000	2,730,000

		9,060,000
Oregon 1.1%
Yamhill County, OR, Hospital Authority, Friendsview Manor, 0.17% *, 12/1/2034, LOC: U.S. Bank NA	1,750,000	1,750,000
Pennsylvania 3.3%
Crawford County, PA, Industrial Development Authority Revenue, Allegheny College, Series B, 0.14% *, 11/1/2039, LOC: PNC Bank NA	2,000,000	2,000,000
Delaware County, PA, Industrial Development Authority, Solid Waste System Revenue, Scott Paper Co., Series E, 0.14% *, 12/1/2018, GTY: Kimberly-Clark Corp.	3,300,000	3,300,000

		5,300,000
Tennessee 6.4%
Knox County, TN, Health Educational & Housing Facilities Board, Hospital Facilities, Covenant Health, Series B, 0.12% *, 1/1/2033, LOC: Bank of America NA	2,500,000	2,500,000
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board, Vanderbilt University, Series C, 4.0%, 10/1/2013	800,000	814,695
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 0.17% *, 5/1/2016, LOC: BNP Paribas	7,025,000	7,025,000

		10,339,695
Texas 7.6%
Angleton, TX, Independent School District, School Building, 3.75%, 2/15/2014	900,000	927,500
Harris County, TX, Cultural Education, TECP, 0.23%, 7/9/2013	5,000,000	5,000,000
Houston, TX, General Obligation, TECP, 0.16%, 5/13/2013, LOC: Sumitomo Mitsui Banking Corporation	3,500,000	3,500,000
Lubbock, TX, Independent School District, School Building, 0.17% *, 2/1/2030, SPA: Bank of America NA	750,000	750,000
Texas, State Transportation Revenue, 2.5%, 8/30/2013	2,150,000	2,170,182

		12,347,682
Utah 2.4%
Salt Lake County, UT, Granite School District, School Building, 4.0%, 6/1/2013	800,000	805,023
Utah, State General Obligation:
4.0%, 7/1/2013	1,200,000	1,211,330
5.0%, 7/1/2013	1,000,000	1,012,002
Series A, 5.0%, 7/1/2013	800,000	809,558

		3,837,913
Washington 0.6%
Washington, State General Obligation, Series 2010C, 5.0%, 8/1/2013	1,000,000	1,016,338
Wyoming 1.2%
Wyoming, State Student Loan Corp., Student Loan Revenue, Series A-3, 0.12% *, 12/1/2043, LOC: Royal Bank of Canada	2,000,000	2,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $160,967,903) †	99.5	160,967,903
Other Assets and Liabilities, Net	0.5	764,631

Net Assets	100.0	161,732,534

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of March 31, 2013.

† The cost for federal income tax purposes was $160,967,903.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$—	$160,967,903	$—	$160,967,903
Total	$—	$160,967,903	$—	$160,967,903

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013